Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 6,892	$ 6,240	$ 5,483	$ 13,132	$ 10,298
Interest expense from financial instruments measured at amortized cost	(7,080)	(6,052)	(4,607)	(13,132)	(8,461)
Net interest income from financial instruments measured at fair value through profit or loss and other	910	618	430	1,528	856
Total net interest income	722	806	1,305	1,528	2,694
Other net income from financial instruments measured at fair value through profit or loss	3,271	2,945	2,337	6,216	5,009
Fee and commission income	6,190	5,607	5,008	11,797	10,083
Fee and commission expense	(589)	(458)	(419)	(1,047)	(866)
Net fee and commission income	5,601	5,148	4,589	10,750	9,217
Other income	306	209	237	515	392
Total revenues	9,900	9,108	8,468	19,008	17,313
Credit loss expense / (release)	84	52	16	136	54
Personnel expenses	4,797	4,161	3,847	8,958	7,745
General and administrative expenses	4,584	2,985	2,443	7,570	5,425
Depreciation, amortization and impairment of non-financial assets	631	531	707	1,162	1,176
Operating expenses	10,012	7,677	6,997	17,689	14,346
Operating profit / (loss) before tax	(196)	1,379	1,456	1,183	2,912
Tax expense / (benefit)	28	366	332	393	776
Net profit / (loss)	(224)	1,014	1,124	790	2,136
Net profit / (loss) attributable to non-controlling interests	40	8	4	48	12
Net profit / (loss) attributable to shareholders	$ (264)	$ 1,006	$ 1,120	$ 742	$ 2,124